Average Annual Total Returns - Institutional Z - International Equity Research Portfolio	Institutional Class Z 1-Year	Institutional Class Z 5-Year	Institutional Class Z Since Inception	Institutional Class Z Return After Taxes on Distributions 1-Year		Institutional Class Z Return After Taxes on Distributions 5-Year		Institutional Class Z Return After Taxes on Distributions Since Inception		Institutional Class Z Return After Taxes on Distributions and Sale of Fund Shares 1-Year		Institutional Class Z Return After Taxes on Distributions and Sale of Fund Shares 5-Year		Institutional Class Z Return After Taxes on Distributions and Sale of Fund Shares Since Inception		MSCI ALL COUNTRY WORLD ex-U.S. (NET) INDEX (reflects no deduction for fees, expenses, or U.S. taxes) 1-Year	MSCI ALL COUNTRY WORLD ex-U.S. (NET) INDEX (reflects no deduction for fees, expenses, or U.S. taxes) 5-Year	MSCI ALL COUNTRY WORLD ex-U.S. (NET) INDEX (reflects no deduction for fees, expenses, or U.S. taxes) Since Inception
Total	14.91%	11.52%	11.54%	13.84%	[1]	10.27%	[1]	10.30%	[1]	9.31%	[1]	8.90%	[1]	8.92%	[1]	10.65%	8.93%	9.00%

[1]	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.